INTANGIBLE ASSETS, NET (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INTANGIBLE ASSETS, NET [Abstract]
Amortization and impairment of intangible assets	$ 430,000	$ 231,000	$ 367,000
Estimated aggregate amortization of intangible assets - 2016	26,000
Estimated aggregate amortization of intangible assets - Therafter	0
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets	255,000
GIS Database [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets	236,000	33,500
Brand Name [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets	19,000	9,500
Location Based Services and Wireless Communications Products [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets		$ 43,000
Wireless Communications Products [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets	$ 255,000